Intangible assets (Tables)	12 Months Ended
Mar. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Other intangible assets
	March 31,
	2015	2016
	$ in thousands	$ in thousands

Cost	6,939	6,159
Less: accumulated amortization	(2,820)	(2,867)

	4,119	3,292

Components of other intangible assets
	March 31,
	2015	2016
	$ in thousands	$ in thousands

Land use right of factory land in Shenzhen, Guangdong, PRC	1,880	1,599
Land use right of factory land in Xinxing, Guangdong, PRC	2,239	1,652
Golf club membership	-	41

	4,119	3,292

Schedule of amortization expenses
Year ending March 31,	$ in thousands

2017	284
2018	284
2019	284
2020	284
2021	284
Thereafter	1,872

Total	3,292